Subsequent Events (Details Narrative) - USD ($)																																	1 Months Ended				2 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 27, 2024	Jul. 25, 2024	Jun. 30, 2024	May 31, 2024	May 22, 2024	May 09, 2024	May 07, 2024	Apr. 30, 2024	Apr. 16, 2024	Mar. 31, 2024	Mar. 11, 2024	Mar. 01, 2024	Feb. 12, 2024	Feb. 01, 2024	Jan. 25, 2024	Jan. 23, 2024	Jan. 18, 2024	Jan. 05, 2024	Jan. 02, 2024	Sep. 11, 2023	Jun. 21, 2023	Jun. 09, 2023	Nov. 01, 2022	Nov. 01, 2022	Oct. 01, 2022	Sep. 01, 2022	Aug. 25, 2022	Aug. 01, 2022	Jul. 01, 2022	Jun. 01, 2022	May 01, 2022	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2023	Jul. 25, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 17, 2024	Apr. 04, 2024
Subsequent Event [Line Items]
Common stock issued for cash, shares																																				474
Common stock issued for cash																																							$ 836,360	$ 1,880,692
Stockholders' Equity, Reverse Stock Split																						one-for-twenty reverse stock split	one-for-twenty reverse stock split
Cas proceeds																																				$ 182,982
Issuance of service, value																																							$ 33,000	23,000		$ 477,063	$ 667,998
Common stock issued for conversion, values																																								$ 1,743,230		3,053,088	547,777
Interest payable																																										$ 83,000	$ 67,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares																																							226,656	9,474
Common stock issued for cash																																							$ 23	$ 1
Common stock issued for service, shares																																							5,238	66		41,574	696
Issuance of service, value																																							$ 1	$ 0		$ 4
Common stock issued for conversion, shares																																								7,471		27,584	667
Common stock issued for conversion, values																																								$ 1		$ 3
Clear Think Capital [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares																																										27,612
Cas proceeds																																										$ 343,849
Common stock issued for service, shares																								7	9	10	5		5	5	4	4
Issuance of service, value																								$ 6,000	$ 6,000	$ 6,000	$ 6,000		$ 6,000	$ 6,000	$ 6,000	$ 6,000										$ 4,785
Common stock issued for conversion, shares																												222
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split								ratio of not less than 1-for-2 and not more than 1-for-50
Stockholders' Equity, Reverse Stock Split								1:50 reverse stock split
Outstanding amount interest																																													1.00%
Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Common stock issued for service, shares				16,219	16,219				16,219
Issuance of service, value				$ 33,000	$ 33,000				$ 33,000
Common stock issued for conversion, shares	556,531				556,531				556,531
Common stock issued for conversion, values	$ 1,084,900				$ 1,084,900				$ 1,084,900
Security Agreement [Member]
Subsequent Event [Line Items]
Principal amount													$ 210,000							$ 122,491
Security Agreement [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Subsequent Event [Line Items]
Principal amount													210,000							122,491
Interest, amount													79,800							$ 48,996
Payment for fee													11,146						$ 7,795
Administrative agent fee													$ 10,000						5,833
Interest rate																				5.00%
Security Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount			$ 210,000				$ 210,000													$ 122,491																	$ 210,000							$ 240,000
Interest, amount			84,000				84,000																														45,600
Administrative agent fee			10,000				10,000																														$ 10,000							$ 5,000
Weekly payment			$ 10,888.89				$ 10,500
Principal payments on loan																																									$ 73,500
Outstanding loan balance				$ 136,500																																					$ 136,500
Security Agreement [Member] | Subsequent Event [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Subsequent Event [Line Items]
Principal amount																				122,491
Interest, amount																				$ 48,996
Payment for fee																			7,795
Administrative agent fee																			$ 5,833
Accrued interest rate																				5.00%
MCA Plus Agreement [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Principal amount																		$ 200,000
Payment for fee																		14,706
Administrative agent fee																		$ 50,000
Accrued interest rate																		5.00%
Interest rate																		25.00%
Principal amount																		$ 50,000
Common stock issued for cash, shares																7,092
Common stock issued for cash																$ 50,000
MCA Plus Agreement [Member] | Clear Think Capital [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares																7,092
Common stock issued for cash																$ 50,000
MCA Plus Agreement [Member] | Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Principal amount																		200,000
Payment for fee																		14,706
Administrative agent fee																		$ 50,000
Accrued interest rate																		25.00%
Interest rate																		5.00%
Principal amount																		$ 50,000
Common stock issued for cash, shares															1,654	7,092	1,528
Common stock issued for cash																$ 50,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares																					13,800
Weekly payment																																											$ 1,175,973
Securities Purchase Agreement [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares																																						226,656
Common stock issued for cash																																						$ 836,360
Cas proceeds											$ 446,360
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares																																		226,656	226,656
Common stock issued for cash																																		$ 836,360	$ 836,360
Cas proceeds		$ 2,147,090																															$ 390,000
Common stock issued for service, shares						10,000
Issuance of service, value						$ 23,300
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Clear Think Capital [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares				1,113,000	1,113,000				1,113,000
Common stock issued for cash				$ 2,147,090	$ 2,147,090				$ 2,147,090
Master Service Agreement [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares														1,000,000
Agreement term description															The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is no greater than $325,000
Share discount rate														10.00%
Master Service Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares														1,000,000
Agreement term description															The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is no greater than $325,000.
Share discount rate														10.00%
Option Agreement [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description														The Option Agreement may be terminated if, among others, the closing has not has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. To date, the Company has extended the Option Agreement for the first additional 30-day period and has not exercised its option to purchase such intangibles assets, machinery and equipment
Purchase price of machinery and equipment														$ 554,714
Debt description														The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding
Option Agreement [Member] | Afritex Ventures Inc [Member] | Shares Held In Escrow [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares														100,000
Option Agreement [Member] | Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares												15,000
Common stock issued for cash												$ 60,000
Option Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description														The Option Agreement may be terminated if, among others, the closing has not has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. To date, the Company has not exercised its option to purchase such intangibles assets, machinery and equipment.
Purchase price of machinery and equipment														$ 554,714
Debt description														The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding.
Option Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member] | Shares Held In Escrow [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares														100,000
Option Agreement [Member] | Subsequent Event [Member] | Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares												15,000
Common stock issued for cash												$ 60,000
Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount										$ 300,000
Number of shares to be issued										10,000
Interest payable										$ 50,000
Increase in principal percentage										20.00%
Purchase Agreement [Member] | Subsequent Event [Member] | Diagonal Lending LLC [Member]
Subsequent Event [Line Items]
Principal amount										$ 138,000
Interest rate										150.00%
Interest payable										$ 26,220
Original issue discount										$ 23,000
Conversion price percentage										61.00%